Stockholders' Equity - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Jul. 31, 2015
Equity [Abstract]
Stock repurchase program, number of shares authorized to be repurchased				40.0
Authorized share repurchase as a percentage of common stock outstanding				15.00%
Treasury stock, shares, acquired	3.4	1.8	8.1
Purchases of common stock	$ 195.1	$ 93.0	$ 335.3
Stock repurchase program, remaining number of shares authorized to be repurchased	21.3